INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statements Line Items
Income taxes payable (Note 11)	$ 466,739	$ 721,267		$ 2,004,272
Decrease in Income tax payable			$ 1,170,105
Non-capital losses in the US that may be applied against future taxable income	$ 6,160,000
Statutory income tax rate	27.00%	26.00%	26.00%